Intangible Assets - Estimated future amortization expense (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Estimated future amortization expense related to intangible assets
2022	$ 619
2023	613
2024	595
2025	496
Estimated future amortization expense	$ 2,323	$ 2,941